Leases (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Rental Costs
Net Lease Expense on Operating Leases	$ 346,000,000	$ 343,000,000	$ 343,000,000
Amortization of Capital Leases	73,000,000	72,000,000	97,000,000
Interest on Capital Leases	29,000,000	32,000,000	26,000,000
Total Lease Rental Costs	448,000,000	447,000,000	466,000,000
PP&E and Related Obligations Under Capital Leases
Generation	117,000,000	104,000,000
Other Property, Plant and Equipment	495,000,000	485,000,000
Total Property, Plant and Equipment Under Capital Leases	612,000,000	589,000,000
Accumulated Amortization	173,000,000	137,000,000
Net Property, Plant and Equipment Under Capital Leases	439,000,000	452,000,000
Noncurrent Liability	375,000,000	384,000,000
Liability Due Within One Year	74,000,000	74,000,000
Total Obligations Under Capital Leases	449,000,000	458,000,000
Future Minimum Lease Payments
Capital Leases, 2013	95,000,000
Noncancelable Operating Leases, 2013	302,000,000
Capital Leases, 2014	79,000,000
Noncancelable Operating Leases, 2014	275,000,000
Capital Leases, 2015	65,000,000
Noncancelable Operating Leases, 2015	257,000,000
Capital Leases, 2016	59,000,000
Noncancelable Operating Leases, 2016	233,000,000
Capital Leases, 2017	63,000,000
Noncancelable Operating Leases, 2017	219,000,000
Capital Leases, Later Years	244,000,000
Noncancelable Operating Leases, Later Years	1,034,000,000
Capital Leases, Total Future Minimum Lease Payments	605,000,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	2,320,000,000
Less Estimated Interest Element on Capital Leases	156,000,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	449,000,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	19,000,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	19,000,000
Sale Proceeds Guaranteed by Lessor Under Current Five Year Lease Term	84.00%
Sale Proceeds Guaranteed by Lessor at the End of 20-Year Term	77.00%
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost	85,000,000
AEP Generating Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments of Rockport Lease
2013	74,000,000
2014	74,000,000
2015	74,000,000
2016	74,000,000
2017	74,000,000
Later Years	369,000,000
Total Future Minimum Lease Payments	739,000,000
Appalachian Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	15,633,000	13,488,000	18,034,000
Amortization of Capital Leases	7,429,000	7,880,000	7,002,000
Interest on Capital Leases	1,782,000	1,898,000	1,598,000
Total Lease Rental Costs	24,844,000	23,266,000	26,634,000
PP&E and Related Obligations Under Capital Leases
Generation	11,798,000	11,712,000
Other Property, Plant and Equipment	20,944,000	25,201,000
Total Property, Plant and Equipment Under Capital Leases	32,742,000	36,913,000
Accumulated Amortization	10,282,000	9,886,000
Net Property, Plant and Equipment Under Capital Leases	22,460,000	27,027,000
Noncurrent Liability	16,375,000	19,293,000
Liability Due Within One Year	6,085,000	7,734,000
Total Obligations Under Capital Leases	22,460,000	27,027,000
Future Minimum Lease Payments
Capital Leases, 2013	6,988,000
Noncancelable Operating Leases, 2013	15,693,000
Capital Leases, 2014	4,596,000
Noncancelable Operating Leases, 2014	13,959,000
Capital Leases, 2015	3,849,000
Noncancelable Operating Leases, 2015	11,054,000
Capital Leases, 2016	3,372,000
Noncancelable Operating Leases, 2016	10,270,000
Capital Leases, 2017	2,809,000
Noncancelable Operating Leases, 2017	9,819,000
Capital Leases, Later Years	3,748,000
Noncancelable Operating Leases, Later Years	47,613,000
Capital Leases, Total Future Minimum Lease Payments	25,362,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	108,408,000
Less Estimated Interest Element on Capital Leases	2,902,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	22,460,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	3,463,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	3,463,000
Indiana Michigan Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	95,509,000	94,317,000	91,973,000
Amortization of Capital Leases	8,429,000	8,762,000	31,178,000
Interest on Capital Leases	1,738,000	2,115,000	2,298,000
Total Lease Rental Costs	105,676,000	105,194,000	125,449,000
PP&E and Related Obligations Under Capital Leases
Generation	19,102,000	16,100,000
Other Property, Plant and Equipment	22,697,000	27,712,000
Total Property, Plant and Equipment Under Capital Leases	41,799,000	43,812,000
Accumulated Amortization	13,154,000	12,779,000
Net Property, Plant and Equipment Under Capital Leases	28,645,000	31,033,000
Noncurrent Liability	22,842,000	23,117,000
Liability Due Within One Year	5,803,000	7,916,000
Total Obligations Under Capital Leases	28,645,000	31,033,000
Future Minimum Lease Payments
Capital Leases, 2013	6,827,000
Noncancelable Operating Leases, 2013	98,719,000
Capital Leases, 2014	5,649,000
Noncancelable Operating Leases, 2014	98,673,000
Capital Leases, 2015	4,279,000
Noncancelable Operating Leases, 2015	97,266,000
Capital Leases, 2016	3,504,000
Noncancelable Operating Leases, 2016	89,872,000
Capital Leases, 2017	3,344,000
Noncancelable Operating Leases, 2017	84,142,000
Capital Leases, Later Years	11,781,000
Noncancelable Operating Leases, Later Years	423,279,000
Capital Leases, Total Future Minimum Lease Payments	35,384,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	891,951,000
Less Estimated Interest Element on Capital Leases	6,739,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	28,645,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	2,432,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	2,432,000
Future Minimum Lease Obligation for Remaining Railcars	14,000,000
Maximum Potential Loss Related to Guarantee	12,000,000
Portion of Unamortized Nuclear Fuel Inventory Sold at Cost	85,000,000
Indiana Michigan Power Co [Member] | Rockport Lease [Member]
Future Minimum Lease Payments of Rockport Lease
2013	74,000,000
2014	74,000,000
2015	74,000,000
2016	74,000,000
2017	74,000,000
Later Years	369,000,000
Total Future Minimum Lease Payments	739,000,000
Ohio Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	59,836,000	59,983,000	62,887,000
Amortization of Capital Leases	10,906,000	13,118,000	12,069,000
Interest on Capital Leases	3,307,000	3,753,000	3,132,000
Total Lease Rental Costs	74,049,000	76,854,000	78,088,000
PP&E and Related Obligations Under Capital Leases
Generation	39,080,000	36,689,000
Other Property, Plant and Equipment	35,666,000	36,264,000
Total Property, Plant and Equipment Under Capital Leases	74,746,000	72,953,000
Accumulated Amortization	27,513,000	22,075,000
Net Property, Plant and Equipment Under Capital Leases	47,233,000	50,878,000
Noncurrent Liability	36,381,000	40,152,000
Liability Due Within One Year	14,707,000	14,096,000
Total Obligations Under Capital Leases	51,088,000	54,248,000
Future Minimum Lease Payments
Capital Leases, 2013	13,669,000
Noncancelable Operating Leases, 2013	58,968,000
Capital Leases, 2014	10,371,000
Noncancelable Operating Leases, 2014	55,261,000
Capital Leases, 2015	7,383,000
Noncancelable Operating Leases, 2015	52,287,000
Capital Leases, 2016	6,743,000
Noncancelable Operating Leases, 2016	46,002,000
Capital Leases, 2017	6,322,000
Noncancelable Operating Leases, 2017	42,678,000
Capital Leases, Later Years	17,905,000
Noncancelable Operating Leases, Later Years	68,094,000
Capital Leases, Total Future Minimum Lease Payments	62,393,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	323,290,000
Less Estimated Interest Element on Capital Leases	11,305,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	51,088,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	4,003,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	4,003,000
Public Service Co of Oklahoma [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	5,283,000	6,532,000	2,649,000
Amortization of Capital Leases	3,839,000	4,438,000	3,992,000
Interest on Capital Leases	815,000	1,098,000	1,057,000
Total Lease Rental Costs	9,937,000	12,068,000	7,698,000
PP&E and Related Obligations Under Capital Leases
Generation	3,624,000	3,617,000
Other Property, Plant and Equipment	15,614,000	16,441,000
Total Property, Plant and Equipment Under Capital Leases	19,238,000	20,058,000
Accumulated Amortization	6,738,000	5,196,000
Net Property, Plant and Equipment Under Capital Leases	12,500,000	14,862,000
Noncurrent Liability	8,864,000	11,101,000
Liability Due Within One Year	3,636,000	3,761,000
Total Obligations Under Capital Leases	12,500,000	14,862,000
Future Minimum Lease Payments
Capital Leases, 2013	4,222,000
Noncancelable Operating Leases, 2013	2,383,000
Capital Leases, 2014	3,149,000
Noncancelable Operating Leases, 2014	1,858,000
Capital Leases, 2015	1,921,000
Noncancelable Operating Leases, 2015	1,524,000
Capital Leases, 2016	1,636,000
Noncancelable Operating Leases, 2016	1,231,000
Capital Leases, 2017	1,646,000
Noncancelable Operating Leases, 2017	1,048,000
Capital Leases, Later Years	1,709,000
Noncancelable Operating Leases, Later Years	1,723,000
Capital Leases, Total Future Minimum Lease Payments	14,283,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	9,767,000
Less Estimated Interest Element on Capital Leases	1,782,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	12,501,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	1,171,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	1,171,000
Southwestern Electric Power Co [Member]
Lease Rental Costs
Net Lease Expense on Operating Leases	5,797,000	5,990,000	5,877,000
Amortization of Capital Leases	14,793,000	12,694,000	11,742,000
Interest on Capital Leases	9,041,000	9,651,000	9,892,000
Total Lease Rental Costs	29,631,000	28,335,000	27,511,000
PP&E and Related Obligations Under Capital Leases
Generation	27,745,000	20,453,000
Other Property, Plant and Equipment	154,166,000	145,273,000
Total Property, Plant and Equipment Under Capital Leases	181,911,000	165,726,000
Accumulated Amortization	50,440,000	38,163,000
Net Property, Plant and Equipment Under Capital Leases	131,471,000	127,563,000
Noncurrent Liability	114,161,000	112,802,000
Liability Due Within One Year	17,599,000	15,058,000
Total Obligations Under Capital Leases	131,760,000	127,860,000
Future Minimum Lease Payments
Capital Leases, 2013	25,706,000
Noncancelable Operating Leases, 2013	5,893,000
Capital Leases, 2014	23,702,000
Noncancelable Operating Leases, 2014	4,279,000
Capital Leases, 2015	21,585,000
Noncancelable Operating Leases, 2015	3,672,000
Capital Leases, 2016	18,728,000
Noncancelable Operating Leases, 2016	3,030,000
Capital Leases, 2017	20,103,000
Noncancelable Operating Leases, 2017	2,681,000
Capital Leases, Later Years	60,112,000
Noncancelable Operating Leases, Later Years	10,297,000
Capital Leases, Total Future Minimum Lease Payments	169,936,000
Noncancelable Operating Leases, Total Future Minimum Lease Payments	29,852,000
Less Estimated Interest Element on Capital Leases	38,176,000
Estimated Present Value of Future Minimum Lease Payments on Capital Leases	131,760,000
Maximum Potential Loss
Max Potential Loss On Master Lease Agreements	2,405,000
Leases (Textuals) [Abstract]
Maximum Potential Loss On Master Lease Agreements	2,405,000
Future Minimum Lease Obligation for Remaining Railcars	15,000,000
Maximum Potential Loss Related to Guarantee	13,000,000
Cost of Electric Draglines to be Used for Mining Operations	47,000,000
Sabine Mining Co [Member]
Leases (Textuals) [Abstract]
Cost of Electric Draglines to be Used for Mining Operations	$ 47,000,000